American Funds Global Balanced Fund
One Market, Steuart Tower
Suite 2000
San Francisco, California 94105

January 4, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Global Balanced Fund
File Nos. 333-170605 and 811-22496

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 31, 2012 of the Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti
Secretary